Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Cash Flow Information
Schedule of Reconciliation of Cash

Cash for the six months ended 31 December 2024 and 2023 as shown in the consolidated statement of cash flows is reconciled to items in the consolidated statement of financial position as follows:

	31 December 2024	31 December 2023
	AUD$	AUD$
Cash and cash equivalents	1,437,667	421,015

Cash at the end of the financial year as shown in the consolidated statement of cash flows is reconciled to items in the consolidated statement of financial position as follows:

	2024	2023
	AUD$	AUD$
Cash and cash equivalents	514,140	121,273

Schedule of Reconciliation of Net Income to Net Cash Provided by Operating Activities

Reconciliation of net income to net cash provided by operating activities:

(Loss) Profit for the period	(966,665)	2,380,919
Non-cash flows in (loss) profit:
– cash flows excluded from profit attributable to operating activities	165,752	12,787
– depreciation	223,612	230,767
-interest	137,839	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(2,133,979)	(5,810)
– (increase)/decrease in other assets	(805,252)	1,145,971
– (increase)/decrease in inventories	1,414,066	(2,285,450)
– increase/(decrease) in trade and other payables	(343,818)	(3,401,045)
– increase/(decrease) in provisions	(160,544)	334,453
Cash flows from/(used in) operations	(2,468,989)	(1,587,408)

Reconciliation of net income to net cash provided by operating activities:

(Loss) Profit for the year	(21,230,681)	1,844,970
Non-cash flows in profit:
– gain on forgiveness of payables	(670,782)
– depreciation	498,566	571,899
– Recapitalization expense	16,301,915	-
– change in fair value of warrants	(141,874)	-
Changes in assets and liabilities:
– (increase)/decrease in trade and other receivables	(32,848)	(884,401)
– (increase)/decrease in prepayment of seed purchase	3,672,697	(2,593,941)
– (increase)/decrease in other assets	351,485	(1,174,503)
– (increase)/decrease in inventories	(5,181,691)	112,917
– increase/(decrease) in trade and other payables (1)	3,742,915	2,778,396
– increase/(decrease) in provisions	505,368	34,459
Cash flows from operations	(2,184,930)	689,796

(1)	Included in this balance is a noncash amount related to recapitalization costs of $5,163,951

Schedule of Non-cash Investing and Financing Activities

	31 December 2024	31 December 2023
Intangible asset	-	50,000
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC	136,105	-
Promissory note – related party assumed upon closing of the merger with EDOC	-	-
Property Plant & Equipment (PPE)
Prepayment for purchase of PPE in FY 2024 capitalised in Half year ended 31 December 2024	429,841	-
Payments made by related party for company’s accrued expenses	550,702	-

	2024	2023
Acquisition of ROU assets and lease liabilities	-	275,953
Purchases of property, plant and equipment in trade payables	877,967	64,011
Accrued expenses and warrant liabilities assumed upon closing of the merger with EDOC	5,938,467	-
Promissory note – related party assumed upon closing of the merger with EDOC	1,216,928	-